OTHER NOTES TO THE ACCOUNTS - Stock Options Outstanding (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) Options shares	Dec. 31, 2018 USD ($) Options shares	Dec. 31, 2020 Options £ / shares shares
Share option activities
Number of share options outstanding in share-based payment arrangement at end of period | Options		4,519,000	4,911,000	4,582,000
Maximum number of share options available to grant | shares		4,947,000	5,678,000	4,704,000
Expense for share-based payments | $	$ 26	$ 32	$ 35
Minimium
Share option activities
Exercise price of outstanding share options				£ 59.90
Maximum
Share option activities
Exercise price of outstanding share options				£ 154.10